PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Cash paid for the acquisition of property and equipment	$ 863	$ 1,326
Expense of low value equipment	137	166	$ 143
Office equipment
Disclosure Of Property Plant And Equipment [Line Items]
Cash paid for the acquisition of property and equipment	$ 863	$ 1,326	$ 451